STI CLASSIC FUNDS
Supplement dated March 3, 2008 to the
STI Classic Funds Prospectuses
dated
August 1, 2007
and
December 18, 2007
•	Effective on or about March 31, 2008, the following changes will take place:
1.	STI Classic Funds (the “Trust”) will change its name to RidgeWorth Funds and all references in the prospectuses will be changed accordingly.
The new web address for the Trust will be www.ridgeworthfunds.com and the toll-free number will remain 1-888-784-3863.
2.	Trusco Capital Management, Inc. (the “Adviser”), the investment adviser to the series of the Trust (the “Funds”), will change its name to RidgeWorth Capital Management, Inc. and all references in the prospectuses will be changed accordingly.

3.	The Adviser recently created new wholly owned subsidiaries, which will serve as investment subadvisers (the “Subadvisers”) to the respective Funds listed below. The Subadvisers are staffed with the same portfolio management teams currently managing the Funds. The Board of Trustees of the Trust (the “Board”) has approved Investment Subadvisory Agreements between the Adviser and Subadvisers and the discussion regarding the basis for the Board’s decision will be presented in the annual report for the Funds for the period ending March 31, 2008.
The Subadvisers will select, buy and sell securities for the applicable Funds under the supervision of the Adviser and the Board. The Adviser will continue to serve as investment adviser to these Funds, will oversee the Subadvisers to ensure compliance with the applicable Fund’s investment policies and guidelines, and will monitor the Subadvisers’ adherence to their respective investment styles.
The Adviser will pay fees to the Subadvisers for providing subadvisory services to the Funds. These subadvisory fees will not be paid by the Funds.
The following table shows the new Subadviser for each Fund and the new CUSIP numbers for each class of a Fund.
     Equity Funds:

Fund Name	Subadviser	Cusip Numbers
International Equity Fund	Certium Asset Management LLC	I Shares: 76628R847
A Shares: 76628R839
C Shares: 76628R821

Equity Funds (cont.)

Fund Name	Subadviser	Cusip Numbers
International Equity Index Fund	Certium Asset Management LLC	I Shares: 76628R813
A Shares: 76628R797
C Shares: 76628R789
Large Cap Core Equity Fund	IronOak Advisors LLC	I Shares: 76628R771
A Shares: 76628R763
C Shares: 76628R755
Large Cap Growth Stock Fund	Silvant Capital Management LLC	I Shares: 76628R748
A Shares: 76628R730
C Shares: 76628R722
Large Cap Quantitative Equity Fund	Certium Asset Management LLC	I Shares: 76628R714
A Shares: 76628R698
C Shares: 76628R680
Large Cap Value Equity Fund	Ceredex Value Advisors LLC	I Shares: 76628R672
A Shares: 76628R664
C Shares: 76628R656
Mid-Cap Core Equity Fund	IronOak Advisors LLC	I Shares: 76628R649
A Shares: 76628R631
C Shares: 76628R623
Mid-Cap Value Equity Fund	Ceredex Value Advisors LLC	I Shares: 76628R615
A Shares: 76628R599
C Shares: 76628R581
Select Large Cap Growth Stock Fund	Silvant Capital Management LLC	I Shares: 76628R540
A Shares: 76628R532
C Shares: 76628R524
Small Cap Growth Stock Fund	Silvant Capital Management LLC	I Shares: 76628R516
A Shares: 76628R490
C Shares: 76628R482
Small Cap Value Equity Fund	Ceredex Value Advisors LLC	I Shares: 76628R474
A Shares: 76628R466
C Shares: 76628R458

Fixed Income Funds:

Fund Name	Subadviser	Cusip Numbers
Georgia Tax-Exempt Bond Fund	StableRiver Capital Management LLC	I Shares: 76628R136
A Shares: 76628R128
C Shares: 76628R110
High Grade Municipal Bond Fund	StableRiver Capital Management LLC	I Shares: 76628T108
A Shares: 76628T207
C Shares: 76628T306
High Income Fund	Seix Investment Advisors LLC	I Shares: 76628T405
A Shares: 76628T504
C Shares: 76628T603
Intermediate Bond Fund	Seix Investment Advisors LLC	I Shares: 76628T702
A Shares: 76628T801
C Shares: 76628T 884
Investment Grade Bond Fund	Seix Investment Advisors LLC	I Shares: 76628T876
A Shares: 76628T868
C Shares: 76628T850
Investment Grade	StableRiver Capital Management LLC	I Shares: 76628T843
Tax-Exempt Bond Fund		A Shares: 76628T835
C Shares: 76628T827
Limited Duration Fund	Seix Investment Advisors LLC	I Shares: 76628T819
Limited-Term Federal	Seix Investment Advisors LLC	I Shares: 76628T777
Mortgage Securities Fund		A Shares: 76628T769
C Shares: 76628T751
Maryland Municipal Bond Fund	StableRiver Capital Management LLC	I Shares: 76628T744
A Shares: 76628T736
C Shares: 76628T728
North Carolina Tax-Exempt	StableRiver Capital Management LLC	I Shares: 76628T710
Bond Fund		A Shares: 76628T694
C Shares: 76628T686

Fixed Income Fund (cont.)

Fund Name	Subadviser	Cusip Numbers
Seix Floating Rate High	Seix Investment Advisors LLC	I Shares: 76628T678
Income Fund		A Shares: 76628T660
C Shares: 76628T652
Seix High Yield Fund	Seix Investment Advisors LLC	I Shares: 76628T645
A Shares: 76628T637
C Shares: 76628T629
Short-Term Bond Fund	StableRiver Capital Management LLC	I Shares: 76628T611
A Shares: 76628T595
C Shares: 76628T587
Short-Term U.S. Treasury	StableRiver Capital Management LLC	I Shares: 76628T579
Securities Fund		A Shares: 76628T561
C Shares: 76628T553
Strategic Income Fund	Seix Investment Advisors LLC	I Shares: 76628T546
A Shares: 76628T538
C Shares: 76628T520
Total Return Bond Fund	Seix Investment Advisors LLC	I Shares: 76628T512
A Shares: 76628T496
C Shares: 76628T488
Ultra-Short Bond Fund	StableRiver Capital Management LLC	I Shares: 76628T470
U.S. Government	Seix Investment Advisors LLC	I Shares: 76628T462
Securities Fund		A Shares: 76628T454
C Shares: 76628T447
U.S. Government	StableRiver Capital Management LLC	I Shares: 76628T439
Securities Ultra-Short Bond Fund
Virginia Intermediate	StableRiver Capital Management LLC	I Shares: 76628T421
Municipal Bond Fund		A Shares: 76628T413
C Shares: 76628T397

Money Market Funds:

Fund Name	Subadviser	Cusip Numbers
Prime Quality Money Market Fund	StableRiver Capital Management LLC	I Shares: 76628T389
A Shares: 76628T371
C Shares: 76628T363
Tax-Exempt Money Market Fund	StableRiver Capital Management LLC	I Shares: 76628T355
A Shares: 76628T348
U.S. Government	StableRiver Capital Management LLC	I Shares: 76628T330
Securities Money Market Fund		A Shares: 76628T322
U.S. Treasury Money	StableRiver Capital Management LLC	I Shares: 76628T314
Market Fund		A Shares: 76628T298
Virginia Tax-Free Money	StableRiver Capital Management LLC	I Shares: 76628T280
Market Fund		A Shares: 76628T272
     The names of the Classic Institutional Money Market Funds will be changing as follows:
— Institutional Cash Management Money Market Fund
— Institutional Municipal Cash Reserve Money Market Fund
— Institutional U.S. Government Securities Money Market Fund
— Institutional U.S. Treasury Securities Money Market Fund
Institutional Money Market Funds:

Fund Name	Subadviser	Cusip Numbers
Institutional Cash Management	StableRiver Capital Management LLC	Institutional Shares: 76628T264
Money Market Fund
Institutional Municipal Cash	StableRiver Capital Management LLC	Institutional Shares: 76628T256
Reserve Money Market Fund
Institutional U.S. Government	StableRiver Capital Management LLC	Institutional Shares: 76628T249
Securities Money Market Fund
Institutional U.S. Treasury	StableRiver Capital Management LLC	Institutional Shares: 76628T231
Securities Money Market Fund		Corporate Trust Shares: 76628T223

The principal office of Certium Asset Management LLC, Silvant Capital Management LLC and StableRiver Capital Management LLC is located at 50 Hurt Plaza, Atlanta, Georgia 30303. The principal office of Ceredex Value Advisors LLC is located at 300 South Orange Avenue, Suite 1600, Orlando FL, 32801; and the principal business office of IronOak Advisors LLC is located at 919 East Main St., Richmond, VA, 23219. The principal office of Seix Investment Advisors LLC is located at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458.
4.	Portfolio managers of the Funds discussed above will become employees and officers of their Fund’s Subadviser. The information in the section entitled “Portfolio Managers” of each Prospectus will be revised accordingly.
5.	The Funds listed below are not impacted by the new subadvisory arrangements. New CUSIP numbers for these Funds are as follows:

Fund Name	Cusip Numbers
Aggressive Growth Stock Fund	I Shares: 76628R102
A Shares: 76628R201
C Shares: 76628R300
Emerging Growth Stock Fund	I Shares: 76628R706
A Shares: 76628R805
C Shares: 76628R888
International Equity 130/30 Fund	I Shares: 76628R870
A Shares: 76628R862
C Shares: 76628R854
Life Vision Aggressive Growth Fund	I Shares: 76628R417
A Shares: 76628R391
B Shares: 76628R383
C Shares: 76628R375
Life Vision Conservative Fund	I Shares: 76628R367
A Shares: 76628R359
B Shares: 76628R342
C Shares: 76628R334
Life Vision Growth and Income Fund	I Shares: 76628R326
A Shares: 76628R318
B Shares: 76628R292
C Shares: 76628R284

Fund Name	Cusip Numbers
Life Vision Moderate Growth Fund	I Shares: 76628R276
A Shares: 76628R268
B Shares: 76628R250
C Shares: 76628R243
Life Vision Target Date 2015 Fund	I Shares: 76628R235
A Shares: 76628R227
C Shares: 76628R219
Life Vision Target Date 2025 Fund	I Shares: 76628R193
A Shares: 76628R185
C Shares: 76628R177
Life Vision Target Date 2035 Fund	I Shares: 76628R169
A Shares: 76628R151
C Shares: 76628R144
Real Estate 130/30 Fund	I Shares: 76628R573
A Shares: 76628R565
C Shares: 76628R557
U.S. Equity 130/30 Fund	I Shares: 76628R441
A Shares: 76628R433
C Shares: 76628R425
•	Effective immediately, the following individuals have been added as portfolio managers for the Short-Term U.S. Treasury Securities Fund and the Short-Term Bond Fund as follows:
Mr. Robert Corner and Mr. Chad Stephens will be co-managers for the Short-Term U.S. Treasury Securities Fund and the Short-Term Bond Fund, respectively.
•	All Funds: The following information replaces the last paragraph in the section of each Prospectus entitled “Distribution of Fund Shares.”
From its own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.
The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.
Please refer to the Statement of Additional Information for more information regarding these arrangements.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SP-RWF-0308

STI CLASSIC FUNDS
Supplement dated March 3, 2008, to the
Statements of Additional Information
dated
August 1, 2007
and
December 18, 2007
1.	At a meeting of the shareholders of the STI Classic Funds (the “Trust”) held on January 30, 2008, the shareholders of the Trust elected the individuals listed in the table below to the Board of Trustees for the Trust. The Trustee table in the Statement of Additional Information dated August 1, 2007 and the Trustee table in the Statement of Additional Information dated December 18, 2007 are replaced with the following: (all other information remains unchanged)

Number of
Portfolios in
	Position	Term of		the STI
Name, Business	Held	Office and		Fund
Address, State of	With	Length of		Complex†
Residence, Date of	the	Time	Principal Occupation(s)	Overseen by	Other Directorships
Birth	Trusts	Served	During the Past 5 Years	Trustees	Held By Trustee
Interested Trustee:
Clarence H. Ridley	Trustee	Indefinite;	Chairman, Haverty	57	Crawford & Co.;
3435 Stelzer Road		since	Furniture Companies		Haverty Furniture
Columbus, OH 43219		November 2001			Companies
(Georgia) DOB 06/42
Independent Trustees:
Jeffrey M. Biggar	Trustee	Indefinite;	Retired. Chief Executive	57	None
3435 Stelzer Road		since	Officer and Senior
Columbus, OH		January	Managing Director,
43219		2007	Sterling (National City
(Ohio)			Corp.) (2002-2006)
DOB 02/50
George C. Guynn	Trustee	Indefinite;	Retired. President (1996-	57	Genuine Parts
3435 Stelzer Road		since	October 2006) and Chief		Company; Oxford
Columbus, OH		January	Executive Officer (1995-		Industries
43219		2008	October 2006) of the
(Georgia)			Federal Reserve Bank of
DOB 12/42			Atlanta

				Number of
				Portfolios in
	Position	Term of		the STI
Name, Business	Held	Office and		Fund
Address, State of	With	Length of		Complex†
Residence, Date of	the	Time	Principal Occupation(s)	Overseen	Other Directorships
Birth	Trusts	Served	During the Past 5 Years	by Trustees	Held By Trustee
Independent Trustees, cont.:
Sidney E. Harris	Trustee	Indefinite;	Professor (since 1997),	57	ServiceMaster
3435 Stelzer Road		since	Dean (1997-2004), J.		Company; Total
Columbus, OH		November	Mack Robinson College of		System
43219		2004	Business, Georgia State		Services, Inc.
(Georgia)			University
DOB 07/49
Warren Y. Jobe	Trustee	Indefinite;	Retired. Executive Vice	57	WellPoint, Inc;
3435 Stelzer Road		since	President, Georgia Power		UniSource Energy
Columbus, OH		November	Company and Senior Vice		Corp.; HomeBanc
43219		2004	President, Southern		Corp.
(Georgia)			Company (1998-2001)
DOB 11/40
Connie D.	Trustee	Indefinite;	Vice President Global	57	None
McDaniel		since May	Finance Transformation
3435 Stelzer Road		2005	(since 2007), Vice
Columbus, OH			President and Controller
43219			(1999 – 2007), The Coca-
(Georgia)			Cola Company
DOB 04/58
Charles D. Winslow 3435 Stelzer Road	Trustee	Indefinite; since	Retired. Formerly Partner, Accenture	57	None
Columbus, OH		November	(consulting)
43219		2004
(Florida) DOB 07/35
2.	Effective on or about March 31, 2008, the following changes will take place with respect to all the STI Classic Funds.
–	STI Classic Funds will change its name to RidgeWorth Funds. All references to the STI Classic Funds in the Statements of Additional Information will be replaced with RidgeWorth Funds.
The new web address for the RidgeWorth Funds will be: www.ridgeworthfunds.com and the toll-free number will remain 1-888-784-3863.
–	Trusco Capital Management, Inc., (the “Adviser”) the investment adviser to each Fund, will change its name to RidgeWorth Capital Management, Inc. and all references in the Statements of Additional Information will be changed accordingly.

3.	The following information is added to the Statements of Additional Information and follows the section entitled “The Distributor:”
Participation Payment Programs
The Adviser, the Subadviser and their affiliates may make payments to certain intermediaries for marketing support services, including business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer. These payments are made to intermediaries that are registered as holders of record or dealers of record for accounts in a Fund. These payments are generally based on one or more of the following factors: average net assets of the Funds attributable to that intermediary, gross or net sales of the Funds attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. The Adviser, the Subadviser and their affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the intermediary.
Beginning with the Statement of Additional Information dated August 1, 2008, the intermediaries (and such intermediaries’ respective affiliates) that received marketing support payments from the Adviser, the Subadviser and their affiliates during the preceding calendar year will be listed in tabular form. Any additions, modifications or deletions to the list of dealers that have occurred since the preceding year-end will not be reflected. You can ask your intermediary about any payments it receives from the Adviser, the Subadviser and their affiliates.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SP-SAI-0308